Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation
Asset retirement obligations at beginning of year	$ 27	$ 32
Accretion expense	2	2
Liabilities incurred	1	0
Liabilities settled	0	(6)
Transferred to current liabilities held for sale	(8)	0
Foreign currency effect on reserve balance	(2)	(1)
Asset retirement obligations at end of year	$ 20	$ 27